Financial risk management - Summary of Interest Rate Caps (Details) - Derivatives - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SOFR
Disclosure of credit risk exposure [line items]
Impact on loss before income taxes due to increase	$ 25,848	$ 20,029
EURIBOR
Disclosure of credit risk exposure [line items]
Impact on loss before income taxes due to increase	5,358	3,464
LPR
Disclosure of credit risk exposure [line items]
Impact on loss before income taxes due to increase		929
Floating interest rate
Disclosure of credit risk exposure [line items]
Impact on loss before income taxes due to increase	$ 1,089	$ 39